SEGMENTAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 segments	Dec. 31, 2012 charterers	Dec. 31, 2011 charterers
Segment Reporting [Abstract]
Number of reportable segments	2
Number of charterers during the year	4	7	7
Segmental information:
Time charter revenues	$ 90,558	$ 409,593	$ 299,848
Vessel and other management fees	9,270	752	0
Vessel and voyage operating expenses	(58,009)	(96,525)	(68,914)
Administrative expenses	(22,952)	(25,013)	(33,679)
Impairment of long-term assets	(500)	(500)	(500)
Depreciation and amortization	(36,871)	(85,524)	(70,286)
Other operating gains and losses	0	(27)	(5,438)
Gain on sale of Golar Maria	65,619	0	0
Operating income (loss)	47,115	202,756	121,031
Other non-operating income (loss)	27,605	857,929	541
Net financial income (expenses)	41,768	(42,868)	(53,102)
Income taxes	3,404	(2,765)	1,705
Equity in net earnings (losses) of affiliates	15,821	(609)	(1,900)
Net income (loss)	135,713	1,014,443	68,275
Non-controlling interests	0	(43,140)	(21,625)
Net income attributable to Golar LNG Ltd	135,713	971,303	46,650
Total assets	2,665,221	2,414,399	2,232,634
Investment in affiliates	350,918	367,656	22,529
Capital Expenditures	734,155	342,987	289,182
Vessel operations
Segmental information:
Time charter revenues	90,558	409,593	299,848
Vessel and other management fees	9,270	752	0
Vessel and voyage operating expenses	(58,009)	(96,525)	(68,914)
Administrative expenses	(22,816)	(23,973)	(26,988)
Impairment of long-term assets	(500)	(500)	(500)
Depreciation and amortization	(36,562)	(85,187)	(69,814)
Other operating gains and losses	0	0	0
Gain on sale of Golar Maria	65,619	0	0
Operating income (loss)	47,560	204,160	133,632
Other non-operating income (loss)	27,605	858,080	541
Net financial income (expenses)	41,768	(42,864)	(52,593)
Income taxes	3,404	(2,765)	1,705
Equity in net earnings (losses) of affiliates	15,821	(609)	(1,900)
Net income (loss)	136,158	1,016,002	81,385
Non-controlling interests	0	(43,140)	(21,625)
Net income attributable to Golar LNG Ltd	136,158	972,862	59,760
Total assets	2,664,953	2,413,564	2,230,006
Investment in affiliates	350,918	367,656	22,529
Capital Expenditures	734,155	342,987	289,182
LNG Trading
Segmental information:
Time charter revenues	0	0	0
Vessel and other management fees	0	0	0
Vessel and voyage operating expenses	0	0	0
Administrative expenses	(136)	(1,040)	(6,691)
Impairment of long-term assets	0	0	0
Depreciation and amortization	(309)	(337)	(472)
Other operating gains and losses	0	(27)	(5,438)
Gain on sale of Golar Maria	0	0	0
Operating income (loss)	(445)	(1,404)	(12,601)
Other non-operating income (loss)	0	(151)	0
Net financial income (expenses)	0	(4)	(509)
Income taxes	0	0	0
Equity in net earnings (losses) of affiliates	0	0	0
Net income (loss)	(445)	(1,559)	(13,110)
Non-controlling interests	0	0	0
Net income attributable to Golar LNG Ltd	(445)	(1,559)	(13,110)
Total assets	268	835	2,628
Investment in affiliates	0	0	0
Capital Expenditures	$ 0	$ 0	$ 0